August 4, 2004

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549
Re:	Dreyfus California Tax Exempt Money Market Fund
1940 Act File No.: 811-4216
1933 Act File No.: 2-95595

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Fund does not differ from that contained in the most recent amendment to the Fund’s Registration Statement, electronically filed with the Securities and Exchange Commission on July 20, 2004 pursuant to Rule 485(b).

Very truly yours,

/s/ Gina Casso
Gina Casso